2. SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Inventory Valuation
	Year Ended December 31,
	2014	2013
Raw materials	$884	$1,013
Work in process	304	268
Finished goods	136	96
Inventory reserve	(144)	(184)
Total	$1,180	$1,193

Property and Equipment
	Year Ended December 31,
	2014	2013
Equipment	$1,391	$1,277
Software	737	737
Furniture and fixtures	124	124
Leasehold Improvement	180	189
	2,432	2,327
Less accumulated depreciation	(1,845)	(1,407)
Total	$587	$920

Accrued Liabilities
	As of December 31,
	2014	2013
Accrued compensation	$447	$426
Accrued professional fees	203	116
Deferred rent	54	68
Accrued warranty	119	58
Accrued vacation	144	—
Other accrued expenses	48	55
Total	$1,015	$723